JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2018
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments

	12.31.18	12.31.17
Judicial deposits
Tax	1,929,594	4,230,917
Labor	522,201	885,338
Civil	1,164,835	1,205,807
Regulatory	208,447	200,627
Total	3,825,077	6,522,689
Garnishments	84,937	141,116
Total	3,910,014	6,663,805

Current	313,007	324,638
Non-current	3,597,007	6,339,167

Schedule of composition of the balances of the tax judicial deposits

	12.31.18	12.31.17
Contribution to Empresa Brasil de Comunicação (EBC)	—	1,238,068
Telecommunications Inspection Fund (FISTEL)	44,771	1,161,061
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	551,937	518,474
Universal Telecommunication Services Fund (FUST)	503,246	484,649
Social Contribution Tax for Intervention in the Economic Order (CIDE)	278,685	270,612
State Value-Added Tax (ICMS)	239,220	273,264
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	141,759	134,688
Withholding Income Tax (IRRF)	55,425	45,846
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	39,672	37,965
Other taxes, charges and contributions	74,879	66,290
Total	1,929,594	4,230,917